OTHER EXPENSES - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
OTHER EXPENSES
Transaction and severance costs	$ 21,503	$ 95,035
Write-offs of prepaid deposits and supplies		6,700
Losses incurred on an insurance claim related to a fire at Meadowbank		6,500
Legal Claims Cost		3,500
Property Tax Reassessments		2,300
Minas de San Nicolas, S.A.P.I. de C.V.
OTHER EXPENSES
Transaction and severance costs	3,100
Yamana
OTHER EXPENSES
Transaction and severance costs	18,400
Kirkland Lake Gold Ltd
OTHER EXPENSES
Transaction and severance costs		$ 95,000
Ore sorting project
OTHER EXPENSES
Other costs related to ore sorting projects	15,300
First Nations communities
OTHER EXPENSES
Losses incurred on an insurance claim related to a fire at Meadowbank	$ 5,800